STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Statement Of Compliance And Basis Of Presentation [Abstract]
Allowance for doubtful accounts	$ 179,868